EQUITY INVESTMENTS (Schedule of Equity Investments) (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity investments	$ 496,526	$ 4,111,822	$ 3,905,320
Common or preferred shares [Member] | Public companies [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity investments	461,635	3,519,196	3,395,708
Common or preferred shares [Member] | Private companies [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity investments			250,000
Warrants [Member] | Public companies [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity investments	$ 34,891	$ 592,626	$ 259,612